Fixed Assets (Details Narrative) - USD ($)				3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 30, 2021	Jul. 27, 2021	Jul. 01, 2021	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Aug. 15, 2022
Impairment Effects on Earnings Per Share [Line Items]
Depreciation and amortization expense						$ 25,578	$ 34,540	$ 42,287	$ 40,321
Property, Plant and Equipment, Net				$ 2,367,417		2,367,417		988,536	1,003,013
Proceeds from Sale of Property, Plant, and Equipment	$ 0	$ 5,125	$ 0				6,350	6,350	5,125
Gain (Loss) on Disposition of Property Plant Equipment	$ 53,925	$ 2,064	$ 15,498		$ 9,041		$ 9,041	$ 9,041	$ 71,487
Office Furniture and Equipment [Member]
Impairment Effects on Earnings Per Share [Line Items]
Property, Plant and Equipment, Net										$ 15,391